Note 1 - Description of the Business (Details)		12 Months Ended
	Jun. 01, 2015 shares	Dec. 31, 2015 shares
Note 1 - Description of the Business (Details) [Line Items]
Number of Countries in which Entity Operates		32
Number of Reportable Segments		3
Conversion from Old FSV Shares to Colliers Shares [Member]
Note 1 - Description of the Business (Details) [Line Items]
Spin-off Arrangement, Stock Conversion Ratio (in Shares)	1
Conversion from Old FSV Shares to FirstService Shares [Member]
Note 1 - Description of the Business (Details) [Line Items]
Spin-off Arrangement, Stock Conversion Ratio (in Shares)	1	1
Colliers and its Affiliates and Franchisees [Member]
Note 1 - Description of the Business (Details) [Line Items]
Number of Countries in which Entity Operates		66